INSURANCE CONTRACTS (Details 7) - Insurance Income [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amounts related to changes in liabilities for remaining coverage (LRC)	R$ 61,111,265	R$ 57,340,928	R$ 51,252,827
Outputs related to general model contracts	5,574,087	5,296,714	4,806,022
Expected claims incurred and Expenses	5,301,873	5,029,705	4,701,972
- Recovery of Acquisition Cash Flow	254,253	224,162	116,814
- Experience Adjustments	17,961	42,847	(12,764)
Non-financial risk adjustment change	183,388	169,664	171,746
Contractual service margin recognized for general model and variable rate	1,777,555	2,328,612	1,656,674
Income related to contracts measured under premium allocation approach	53,576,235	49,545,938	44,618,385
Insurance Revenue	R$ 61,111,265	R$ 57,340,928	R$ 51,252,827